SUBSEQUENT EVENTS - Exercise of underwriter's option (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	5 Months Ended	6 Months Ended
	Jul. 23, 2019	Jun. 30, 2019	May 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure of non-adjusting events after reporting period [line items]
Unites issued (in shares)				13,837,000
Proceeds from issuing shares				$ 781	$ 0
Over-allotment option | Exercise of underwriter's option
Disclosure of non-adjusting events after reporting period [line items]
Unites issued (in shares)	1,070,000
Stock issued, per share (in dollars per share)	$ 39.40
Proceeds from issuing shares	$ 42
Share issue related cost	$ 2
Brookfield Asset Management Inc.
Disclosure of non-adjusting events after reporting period [line items]
Unites issued (in shares)				0
Proportion of ownership interest in subsidiary	62.70%	63.10%	68.00%